SEMI-ANNUAL REPORT

President's Message

Dear Shareholder:

I am pleased to present the Semi-Annual Report to Shareholders for Federated Tax-Free Trust, which covers the six-month period from December 1, 1998 through May 31, 1999. The report contains commentary by the fund's portfolio manager, followed by a complete listing of the fund's investments on the last day of the reporting period, and its financial statements.

Designed for tax-sensitive investors, this money market fund pursues current income exempt from federal income taxes, 1 while offering the additional advantages of daily liquidity and stability of principal.2 At the end of the reporting period, the fund's portfolio was invested in securities issued by municipalities across the U.S.

Tax-free dividends paid to shareholders during the reporting period totaled $0.01 per share. At the end of the period, the fund's net assets totaled $505.6 million.

Thank you for putting your ready cash to work earning tax-free income through Federated Tax-Free Trust. We welcome your comments and suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
July 15, 1999

1 Income may be subject to the federal alternative minimum tax, and state and local taxes.

2 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

An interview with the fund's portfolio manager, Michael Sirianni, Vice President, Federated Investment Management Company.

WHAT ARE YOUR COMMENTS ON THE ECONOMY AND THE INTEREST RATE ENVIRONMENT DURING THE SIX-MONTH REPORTING PERIOD?

The economy remained robust over the reporting period, showing continued strength in the fourth quarter of 1998 and into the first quarter of 1999. At the same time, overall inflationary pressures were mostly absent in spite of impressive performance from the economy and historically low unemployment. Throughout the reporting period, the Federal Reserve Board (the "Fed") focused on the tight labor market and potential for inflation. The Fed adopted a neutral bias in monetary policy in the November meeting and maintained the policy until recently. The Fed changed to a tightening bias in the May meeting, citing the strong U.S. economy in conjunction with record employment levels, the improvement in foreign economic prospects, and rebounding U.S. financial markets.

In addition to economic fundamentals, short-term municipal securities were strongly influenced by technical factors over the reporting period, notably calendar year end and income tax payment season. Variable rate demand notes ("VRDNs") started the reporting period in the 3.00% range, but moved sharply higher to the 4.00% level in December as supply and demand imbalances occurred. Yields declined in January, due to coupon reinvestment and easing of year end selling pressure. Yields averaged slightly over 2.80% during February and March before rising to the 3.50% range in April due to traditional tax season selling pressure. Over the six-month reporting period, VRDN yields averaged roughly 65% of taxable rates, making them attractive for investors in the highest federal tax brackets.

The overall tone of the short-term municipal market was positive. Municipalities across the country benefited from a strong economy. This fact, coupled with lower borrowing costs from low long-term rates, reduced short-term issuance. In fact, annual municipal note issuance was at its lowest level in the last decade. Lack of supply and heavy demand kept short-term municipal securities, relative to their taxable counterparts, very expensive.

WHAT WERE YOUR STRATEGIES FOR THE FUND DURING THE REPORTING PERIOD?

The fund's average maturity at the beginning of the reporting period was approximately 53 days. The fund remained in a 40 to 45-day average maturity range over the reporting period, a neutral stance, and moved within that range according to relative value opportunities. We continued to emphasize a barbelled structure for the portfolio, combining a significant position in 7-day VRDNs with purchases of longer-term securities with maturities between 6 and 12 months. Once an average maturity range was targeted, we attempted to maximize performance through ongoing relative value analysis. Relative value analysis includes the comparison of the richness or cheapness of municipal securities to one another as well as municipals to taxable instruments, such as Treasury securities. This portfolio structure continued to pursue a competitive yield over time.

AS WE APPROACH MID YEAR,  WHAT IS YOUR OUTLOOK GOING FORWARD?

The Fed, certain to be troubled by persistent above-trend growth in an economy where wage inflation is a primary concern, will likely maintain a tightening bias. Additionally, they are positioned for the next move to be a preemptive tightening in late June. In the near term, the short-term municipal market will reflect this fundamental factor as well as the typical technical factors. These supply and demand imbalances could very well present attractive investment opportunities for the fund. We will continue to watch, with great interest, market developments in order to best serve our municipal clients.

Portfolio of Investments

MAY 31, 1999 (UNAUDITED)

PRINCIPAL
AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 99.8% 1
                 ALABAMA-0.4%
  $  2,000,000   Jefferson County, AL, GO
                 Warrants (Series 1996)
                 Weekly VRDNs (Bayerische
                 Landesbank Girozentrale
                 LOC)                             $   2,000,000
                 ALASKA-1.4%
     7,200,000   Alaska State Housing
                 Finance Corp., Variable
                 Rate Certificates (Series
                 F)
                 Weekly VRDNs (Bank of
                 America NT and SA, San
                 Francisco LIQ)                       7,200,000
                 CALIFORNIA-4.2%
     4,600,000   New Haven, CA Unified
                 School District, 3.90%
                 TRANs, 6/30/1999                     4,600,704
     8,000,000   San Diego, CA Area Local
                 Governments, Trust
                 Receipts (Series A25),
                 Weekly VRDNs (Bank of New
                 York, New York LIQ),
                 Mandatory Tender 9/30/1999           8,000,000
     5,550,000   San Leandro, CA Unified
                 School District, 3.90%
                 TRANs, 6/30/1999                     5,550,849
     3,000,000   Stanislaus County, CA
                 Office of Education, 4.50%
                 TRANs, 7/30/1999                     3,003,968
                 TOTAL                               21,155,521
                 COLORADO-1.0%
     4,880,000   Loveland, CO, IDR (Series 1993S), 3.05% TOBs (Safeway,
                 Inc.)/(Bankers Trust Co., New York LOC),
                 Mandatory Tender 6/1/1999            4,880,000
                 CONNECTICUT-1.0%
     5,000,000 2 Connecticut State HFA,
                 Variable Rate Certificates (Series 1998S), 3.50% TOBs (Bank of
                 America NT and SA, San Francisco LIQ),
                 Optional Tender 8/20/1999            5,000,000
                 DISTRICT OF COLUMBIA-1.8%
     1,710,000   District of Columbia,
                 (Series B), 7.00% Bonds
                 (FSA INS), 6/1/1999                  1,710,000
     7,190,000   District of Columbia,
                 Variable Rate Demand/Fixed
                 Rate Revenue Bonds
                 (Series 1997) Weekly VRDNs
                 (Children's Defense
                 Fund)/(FMB Bank LOC)                 7,190,000
                 TOTAL                                8,900,000
                 FLORIDA-8.9%
     2,995,000   ABN AMRO MuniTOPS
                 Certificates Trust
                 (Florida Non-AMT) Series
                 1998-8,
                 Weekly VRDNs (Dade County,
                 FL Water & Sewer
                 System)/(FGIC INS)/(ABN
                 AMRO Bank N.V., Amsterdam
                 LIQ)                                 2,995,000
    25,325,000   ABN AMRO MuniTOPS
                 Certificates Trust
                 (Florida Non-AMT) Series
                 1998-9, Weekly VRDNs
                 (Florida State Board of
                 Education Capital
                 Outlay)/(FSA INS)/(ABN
                 AMRO Bank N.V., Amsterdam
                 LIQ)                                25,325,000
     4,000,000   Florida Housing Finance
                 Corp., MERLOTS (Series
                 1998B) Weekly VRDNs
                 (MBIA INS)/(First Union
                 National Bank, Charlotte,
                 NC LIQ)                              4,000,000
     8,695,000   Orange County, FL HFA,
                 Variable Rate Certificates
                 (Series 1997G) Weekly
                 VRDNs (GNMA COL)/(Bank of
                 America NT and SA, San
                 Francisco LIQ)                       8,695,000
PRINCIPAL
AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 FLORIDA-CONTINUED
 $   4,000,000   Seminole County, FL Health
                 Facility Authority IDA,
                 (Series 1991) Weekly VRDNs
                 (Florida Living Nursing
                 Center)/(Nationsbank,
                 N.A., Charlotte LOC)            $    4,000,000
       100,000   St. Petersburg, FL HFA,
                 Refunding Revenue and
                 Revenue Bonds (Series
                 1997) Weekly VRDNs
                 (Manorah Manor)/(SunTrust
                 Bank, Central Florida LOC)             100,000
                 TOTAL                               45,115,000
                 GEORGIA-2.0%
     5,000,000 2 Bibb County, GA, PT-199,
                 3.30% TOBs (Georgia State
                 GTD)/(Bayerische
                 Vereinsbank AG Munich
                 LIQ), Optional Tender
                 5/11/2000                            5,000,000
     5,025,000   Burke County, GA
                 Development Authority,
                 PCRBs (Series 1998A),
                 3.15% CP (Oglethorpe Power
                 Corp. Vogtle
                 Project)/(AMBAC
                 INS)/(Rabobank Nederland,
                 Utrecht LIQ), Mandatory
                 Tender 7/28/1999                     5,025,000
                 TOTAL                               10,025,000
                 ILLINOIS-8.7%
    10,000,000   ABN AMRO MuniTOPS Certificates Trust (Multistate Non-AMT)
                 Series 1998-14, Weekly VRDNs (Cook County, IL)/(FGIC INS)/(ABN
                 AMRO
                 Bank N.V., Amsterdam LIQ)           10,000,000
     1,200,000   Chicago, IL Metropolitan
                 Water Reclamation
                 District, Capital
                 Improvements, 6.80% Bonds
                 (United States Treasury
                 PRF), 1/1/2000 (@102)                1,249,055
     4,500,000   2 Chicago, IL Public Building Commission, PT- 155, 3.10% TOBs
                 (Chicago, IL Board of Education)/(MBIA INS)/(Bayerische
                 Hypotheken-Und Wechsel Bank AG LIQ), Optional
                 Tender 10/21/1999                    4,500,000
     4,995,000 2 Chicago, IL, Variable Rate
                 Certificates (Series 1998M), 3.70% TOBs (FGIC INS)/ (Bank of
                 America NT and SA, San Francisco LIQ),
                 Optional Tender 8/4/1999             4,995,000
    12,900,000   Illinois Health Facilities
                 Authority Weekly VRDNs
                 (OSF Health Care Systems)           12,900,000
    10,410,000   Metropolitan Pier &
                 Exposition Authority, IL,
                 (1998 FR/RI-A69) Daily
                 VRDNs (McCormick
                 Place)/(FGIC INS)/(Bank of
                 New York, New York LIQ)             10,410,000
                 TOTAL                               44,054,055
                 IOWA-1.2%
     6,000,000   Iowa School Corporations,
                 (1998-99 Series A), 4.50%
                 TRANs (FSA INS), 6/25/1999           6,003,235
                 LOUISIANA-0.7%
     2,000,000   Louisiana PFA, East Baton
                 Rouge Parish School Board
                 (Series A), 3.35% TRANs
                 (Louisiana State),
                 10/25/1999                           2,000,000
     1,600,000   Louisiana PFA, Monroe City
                 School Board (Series C),
                 3.35% TRANs (Louisiana
                 State), 10/25/1999                   1,600,000
                 TOTAL                                3,600,000
                 MAINE-0.2%
     1,000,000   Maine Municipal Bond Bank,
                 (Series E), 5.80%,
                 11/1/1999                            1,010,851
PRINCIPAL
AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 MARYLAND-6.0%
 $   3,000,000   Baltimore County, MD
                 Metropolitan District,
                 (995 Series), 3.00% CP
                 (Westdeutsche Landesbank
                 Girozentrale LIQ),
                 Mandatory Tender 9/10/1999      $    3,000,000
       890,000   Maryland EDC, Variable
                 Rate Demand/Fixed Rate
                 Refunding Revenue Bonds
                 (1997 Issue) Weekly VRDNs
                 (Jenkins Memorial Nursing
                 Home, Inc. Facility)/
                 (FMB Bank LOC)                         890,000
     3,115,000   Maryland Health & Higher
                 Educational Facilities
                 Authority, Facility
                 Authority
                 Revenue Bonds (Series
                 1998) Weekly VRDNs
                 (Woodbourne Foundation,
                 Inc.)/(FMB Bank LOC)                 3,115,000
     7,612,500   Maryland Health & Higher
                 Educational Facilities
                 Authority, Variable Rate
                 Revenue Bonds Weekly VRDNs
                 (Capitol College)/(FMB
                 Bank LOC)                            7,612,500
     1,000,000   Maryland State, (Series
                 1998) PA-256 Weekly VRDNs
                 (Merrill Lynch Capital
                 Services, Inc. LIQ)                  1,000,000
    10,900,000   Montgomery County, MD, EDR
                 Weekly VRDNs
                 (U.S. Pharmacopeial
                 Convention
                 Facility)/(Chase Manhattan
                 Bank N.A., New York LOC)            10,900,000
     3,595,000   Prince George County, MD,
                 (1997 Issue) Weekly VRDNs
                 (Mona Branch Avenue Ltd.
                 Partnership)/(FMB Bank
                 LOC)                                 3,595,000
                 TOTAL                               30,112,500
                 MICHIGAN-4.4%
     1,800,000   ABN AMRO MuniTOPS
                 Certificates Trust
                 (Michigan Non-AMT) Series
                 1998-11, Weekly VRDNs
                 (DeWitt, MI Public
                 Schools)/(FSA INS)/(ABN
                 AMRO Bank N.V., Amsterdam
                 LIQ)                                 1,800,000
    12,000,000   Michigan State Hospital
                 Finance Authority, (Series
                 A) Weekly VRDNs (OSF Health
                 Care Systems)                       12,000,000
     3,700,000   Michigan State Housing
                 Development Authority,
                 (Series 1991) Weekly VRDNs
                 (Forest Hills
                 Apartments)/(National
                 Australia Bank, Ltd.,
                 Melbourne LOC)                       3,700,000
     5,000,000   Wayne Westland Community
                 Schools, MI, Floater
                 Certificates Series 1998-
                 67 Weekly VRDNs (FGIC
                 INS)/(Morgan Stanley, Dean
                 Witter Municipal Funding,
                 Inc. LIQ)                            5,000,000
                 TOTAL                               22,500,000
                 MINNESOTA-8.1%
     2,800,000   Hennepin Co. MN, (Series
                 1995C) Weekly VRDNs                  2,800,000
    10,000,000   Minneapolis, MN, (Series
                 1993) Weekly VRDNs (Market
                 Square Real Estate,
                 Inc.)/(Norwest Bank
                 Minnesota, N.A. LOC)                10,000,000
    15,000,000   Rochester, MN Health Care
                 Facility Authority Weekly
                 VRDNs (Mayo
                 Foundation)/(Rabobank
                 Nederland, Utrecht LIQ)             15,000,000
     9,000,000   Rochester, MN Health Care
                 Facility Authority Weekly
                 VRDNs (Mayo
                 Foundation)/(Rabobank
                 Nederland, Utrecht LIQ)              9,000,000
     4,000,000   St. Paul, MN Port
                 Authority, (Series 1991)
                 Weekly VRDNs (West Gate
                 Office)/(U.S. Bank, N.A.,
                 Minneapolis LOC)                     4,000,000
                 TOTAL                               40,800,000
PRINCIPAL
AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 MISSOURI-3.5%
 $   5,000,000   Missouri State
                 Environmental Improvement
                 & Energy Authority, PCRBs
                 (Series 1985B), 3.15% CP
                 (Union Electric
                 Co.)/(Westdeutsche
                 Landesbank Girozentrale
                 LOC), Mandatory Tender
                 6/10/1999                       $    5,000,000
     4,750,000   Missouri State HEFA,
                 (Series K), 4.25% TRANs
                 (St. Louis, MO School
                 District), 9/13/1999                 4,757,803
     3,115,000   Missouri State HEFA,
                 Health Facilities Revenue
                 Bonds (Series 1996A)
                 Weekly VRDNs (Deaconess
                 Long Term Care of
                 Missouri)/(Bank One, Texas
                 N.A. LOC)                            3,115,000
     4,950,000 2 Missouri State HEFA, PT-
                 191, 3.25% TOBs (Health
                 Midwest)/(MBIA INS)/(Banco
                 Santander, S.A. LIQ),
                 Optional Tender 5/11/2000            4,950,000
                 TOTAL                               17,822,803
                 MULTI STATE-6.7% 8,093,736 ABN AMRO Chicago Corp.
                 1997-1 LeaseTOPS Trust
                 Weekly VRDNs (Lasalle
                 National Bank, Chicago
                 LIQ)/(Lasalle National
                 Bank, Chicago LOC)                   8,093,736
    11,887,000   Clipper Tax-Exempt Trust
                 (Non-AMT Multistate),
                 (Series A) Weekly VRDNs
                 (MBIA INS) (State Street
                 Bank and Trust Co. LIQ)             11,887,000
    13,782,040   Equity Trust I, (1996
                 Series) Weekly VRDNs
                 (Bayerische Hypotheken-Und
                 Wechsel Bank AG LOC)                13,782,040
                 TOTAL                               33,762,776
                 NEW MEXICO-1.0%
     5,000,000   New Mexico Mortgage
                 Finance Authority, (1999
                 Issue 2), 3.05% Bonds
                 (Trinity Funding Co. INV),
                 8/3/1999                             5,000,000
                 NEW YORK-1.5%
     5,000,000   New York City, NY, UT GO (Series F), 4.10% Bonds,
                 8/1/1999                             5,002,433
     2,500,000   Triborough Bridge & Tunnel
                 Authority, NY, Trust
                 Receipts (Series 1998
                 FR/RI-A1) Weekly VRDNs
                 (Bayerische Hypotheken-und
                 Vereinsbank AG LIQ)                  2,500,000
                 TOTAL                                7,502,433
                 NORTH CAROLINA-4.9%
    20,000,000   Martin County, NC IFA,
                 (Series 1993) Weekly VRDNs
                 (Weyerhaeuser Co.)                  20,000,000
     5,000,000   North Carolina State, (Series 1998A) PA-342 Weekly VRDNs
                 (Merrill Lynch Capital Services, Inc.
                 LIQ)                                 5,000,000
                 TOTAL                               25,000,000
                 OHIO-3.4%
     7,790,000   Clark County, OH, (Series
                 1998 Health Facilities)
                 Weekly VRDNs (Ohio Masonic
                 Home)/(Allied Irish Banks
                 PLC LOC)                             7,790,000
     5,055,000   Erie County, OH,
                 Adjustable Rate Demand
                 Health Care Facilities
                 Bonds (Series 1996A)
                 Weekly VRDNs (Providence
                 Care Center)/(Fifth Third
                 Bank of
                 Northwestern OH LOC)                 5,055,000
PRINCIPAL
AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 OHIO-CONTINUED
 $   3,000,000   Scioto County, OH Hospital
                 Authority Weekly VRDNs
                 (AMBAC Financial Group,
                 Inc. INS)/(First National
                 Bank of Chicago LIQ)            $    3,000,000
     1,500,000   South-Western City School
                 District, OH, 3.00% BANs
                 (AMBAC Financial
                 Group, Inc. INS), 12/1/1999          1,500,000
                 TOTAL                               17,345,000
                 OKLAHOMA-1.1%
     2,440,000   Muskogee, OK Industrial
                 Trust, (Series 1985)
                 Weekly VRDNs (Muskogee
                 Mall Limited
                 Partnership)/(Nationsbank,
                 N.A., Charlotte LOC)                 2,440,000
     3,310,000   Muskogee, OK Industrial
                 Trust, (Series 1985)
                 Weekly VRDNs (Warmack
                 Muskogee Ltd.
                 Partnership)/(Nationsbank,
                 N.A., Charlotte LOC)                 3,310,000
                 TOTAL                                5,750,000
                 PENNSYLVANIA-5.9%
    24,000,000   Erie County, PA Hospital
                 Authority Weekly VRDNs
                 (St. Vincent Health
                 System)/(Mellon Bank N.A.,
                 Pittsburgh LOC)                     24,000,000
     1,000,000   Lancaster County, PA
                 Hospital Authority, Health
                 Center Revenue Bonds
                 (Series 1996) Weekly VRDNs
                 (Masonic Homes)                      1,000,000
     5,000,000   Philadelphia, PA, 4.25%
                 TRANs, 6/30/1999                     5,002,354
                 TOTAL                               30,002,354
                 SOUTH CAROLINA-0.4%
     2,000,000   Florence County, SC Public
                 Facility Corp., Law
                 Enforcement Project-Civic
                 Center, 7.60% Bonds
                 (Florence County,
                 SC)/(United States
                 Treasury PRF), 3/1/2000
                 (@101)                               2,082,517
                 SOUTH DAKOTA-1.2%
     6,000,000   South Dakota Housing
                 Development Authority,
                 (Series 1999C),
                 3.20% BANs, 4/7/2000                 6,000,000
                 TEXAS-8.8%
     5,360,000   2 ABN AMRO MuniTOPS Certificates Trust (Multi- State Non-AMT)
                 Series 1998-26, 3.35% TOBs (Grapevine-Colleyville, TX
                 ISD)/(Texas Permanent School Fund Guarantee Program GTD)/(ABN
                 AMRO Bank N.V., Amsterdam LIQ), Optional
                 Tender 11/17/1999                    5,360,000
     3,528,000 2 ABN AMRO MuniTOPS
                 Certificates Trust
                 (Multistate Non-AMT)
                 Series 1998-24, 3.25% TOBs
                 (Barbers Hill, TX
                 ISD)/(Texas Permanent
                 School Fund Guarantee
                 Program GTD)/(ABN AMRO
                 Bank N.V., Amsterdam LIQ),
                 Optional Tender 11/10/1999           3,528,000
    10,890,000   Aldine, TX ISD (Series
                 1997) SGB-30 Weekly VRDNs
                 (Texas Permanent School
                 Fund Guarantee Program
                 GTD)/(Societe Generale,
                 Paris LIQ)                          10,890,000
     3,325,000   Dallas, TX, (Series C),
                 3.70% TOBs, Optional
                 Tender 6/15/1999                     3,325,000
     2,080,000   Houston, TX, (Series C),
                 5.50% Bonds, 4/1/2000                2,119,769
PRINCIPAL
AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 TEXAS-CONTINUED
  $  4,945,000 2 Round Rock ISD, TX, (PT-
                 1138), 3.25% TOBs (Texas
                 Permanent School Fund
                 Guarantee Program
                 GTD)/(Merrill Lynch
                 Capital Services, Inc.
                 LIQ), Optional Tender
                 12/9/1999                       $    4,945,000
     5,500,000   San Antonio, TX Water
                 Authority, Capital
                 Appreciation Bonds,
                 0/3.251%
                 (United States Treasury
                 PRF), 5/1/2000 (@42.652)             2,277,706
     2,175,000   TX Pooled Tax Exempt Trust,
                 Certificates of
                 Participation (Series
                 1996) Weekly VRDNs (Bank
                 One, Texas N.A. LOC)                 2,175,000
    10,000,000   Texas State, 4.50% TRANs,
                 8/31/1999                           10,029,736
                 TOTAL                               44,650,211
                 VIRGINIA-7.3%
    17,500,000   ABN AMRO MuniTOPS
                 Certificates Trust
                 (Virginia Non-AMT) Series
                 1998-21, Weekly VRDNs
                 (Norfolk, VA Water
                 Revenue)/(FSA INS)/(ABN
                 AMRO Bank N.V., Amsterdam
                 LIQ)                                17,500,000
    12,000,000   Fairfax County, VA IDA,
                 1998 Trust Receipts FR/RI-
                 A35 Weekly VRDNs (Fairfax
                 Hospital System)/(National
                 Westminster Bank, PLC,
                 London LIQ)/(United States
                 Treasury PRF)                       12,000,000
     7,400,000   Virginia Resources
                 Authority, Water and Sewer
                 (Series 1997) Weekly VRDNs
                 (Henrico County,
                 VA)/(Crestar Bank of
                 Virginia, Richmond LIQ)              7,400,000
                 TOTAL                               36,900,000
                 WASHINGTON-0.9%
     1,500,000   Washington Health Care
                 Facilities Authority,
                 (Series A), 4.25% Bonds
                 (Virginia Mason Medical
                 Center)/(MBIA INS),
                 8/15/1999                            1,502,964
     2,775,000   Washington State, Motor
                 Vehicle Fuel Tax (1997-B),
                 5.00% Bonds, 7/1/1999                2,779,134
                 TOTAL                                4,282,098
                 WEST VIRGINIA-2.2%
     6,720,000   Cabell County Commission,
                 WV, Life Care Facilities
                 Multi-Option Revenue Bonds
                 (Series 1995) Weekly VRDNs
                 (Foster
                 Foundation)/(Huntington
                 National Bank, Columbus,
                 OH LOC)                              6,720,000
     2,980,000   Oak Hill, WV, (Series 1991A) Weekly VRDNs (Fayette Plaza)/(ABN
                 AMRO
                 Bank N.V., Amsterdam LOC)            2,980,000
     1,160,000   West Virginia Water
                 Development Authority,
                 Loan Program 11-B-FSA
                 Certificates, 7.50% Bonds
                 (United States Treasury
                 PRF), 11/1/1999 (@102)               1,202,965
                 TOTAL                               10,902,965
PRINCIPAL
AMOUNT                                                    VALUE
                 SHORT-TERM MUNICIPALS-
                 continued 1
                 WISCONSIN-1.0%
 $   3,300,000   Wisconsin HEFA, Revenue
                 Bonds (Series 1994) Weekly
                 VRDNs (Felician Health
                 Care, Inc. Project)/(First
                 National Bank of Chicago
                 LOC)                            $    3,300,000
     1,645,000   Wisconsin HEFA, Revenue
                 Bonds (Series 1998), 3.10%
                 Bonds (Marquette
                 University, WI)/(MBIA
                 INS), 6/1/1999                       1,645,000
                 TOTAL                                4,945,000
                 TOTAL INVESTMENTS (AT
                 AMORTIZED COST) 3                $ 504,304,319

1 The fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's, MIG-1 or MIG-2 by Moody's Investors Services, Inc., or F-1+, F-1 and F-2 by Fitch IBCA, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At May 31, 1999, the portfolio securities were rated as follows:

Tier Rating Percentage Based on Total Market Value (Unaudited)

FIRST TIER   SECOND TIER
100.0%       0%

2 Denotes a restricted security which is subject to restrictions on resale under federal securities laws. These securities have been deemed liquid based upon criteria approved by the fund's Board of Trustees. At May 31, 1999, these securities amounted to $38,278,000, which represents 7.57% of net assets.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($505,585,232) at May 31, 1999.

The following acronyms are used throughout this portfolio:


AMBAC -American Municipal Bond Assurance Corporation AMT -Alternative Minimum Tax BANs -Bond Anticipation Notes COL -Collateralized CP -Commercial Paper EDC -Economic Development Commission EDR -Economic Development Revenue FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GNMA -Government National Mortgage Association GO -General Obligation GTD -Guaranty HEFA -Health and Education Facilities Authority HFA -Housing Finance Authority IDA -Industrial Development Authority IDR -Industrial Development Revenue IFA -Industrial Finance Authority INS -Insured INV -Investment Agreement ISD -Independent School District LIQ -Liquidity Agreement LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance
MERLOTS -Municipal Exempt Receipts - Liquidity Optional Tender Series PCRB -Pollution Control Revenue Bonds PFA -Public Facility Authority PLC -Public Limited Company PRF -Prerefunded SA -Support Agreement TOBs -Tender Option Bonds TRANs -Tax and Revenue Anticipation Notes UT -Unlimited Tax VRDNs -Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MAY 31, 1999 (UNAUDITED)

ASSETS:
Total investments in
securities, at amortized
cost and value                                  $ 504,304,319
Cash                                                  507,524
Income receivable                                   4,535,317
TOTAL ASSETS                                      509,347,160
LIABILITIES:
Payable for investments
purchased                       $ 2,340,000
Income distribution
payable                           1,372,837
Accrued expenses                     49,091
TOTAL LIABILITIES                                   3,761,928
Net assets for 505,615,231
shares outstanding                              $ 505,585,232
NET ASSETS CONSIST OF:
Paid in capital                                 $ 505,607,371
Accumulated net realized
loss on investments                                   (87,472)
Undistributed net
investment income                                      65,333
TOTAL NET ASSETS                                $ 505,585,232
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$505,585,232 / 505,615,231
shares outstanding                                      $1.00

See Notes which are an integral part of the Financial Statements

Statement of Operations

SIX MONTHS ENDED MAY 31, 1999 (UNAUDITED)

INVESTMENT INCOME:
Interest                                                          $ 9,172,079
EXPENSES:
Investment advisory fee                         $ 1,125,159
Administrative personnel
and services fee                                    212,092
Custodian fees                                       15,982
Transfer and dividend
disbursing agent fees and
expenses                                             18,609
Directors'/Trustees' fees                             7,994
Auditing fees                                         7,470
Legal fees                                            6,947
Portfolio accounting fees                            51,310
Shareholder services fee                            703,224
Share registration costs                              7,335
Printing and postage                                 13,989
Insurance premiums                                   26,819
Miscellaneous                                         5,472
TOTAL EXPENSES                                    2,202,402
WAIVERS:
Waiver of investment
advisory fee                   $  (366,684)
Waiver of shareholder
services fee                      (562,579)
TOTAL WAIVERS                                      (929,263)
Net expenses                                                        1,273,139
Net investment income                                               7,898,940
Net realized loss on
investments                                                           (11,051)
Change in net assets
resulting from operations                                         $ 7,887,889

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

                                     SIX MONTHS
                                          ENDED                   YEAR
                                    (unaudited)                  ENDED
                                        MAY 31,           NOVEMBER 30,
                                           1999                   1998
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
Net investment income            $    7,898,940       $     17,911,917
Net realized gain (loss) on
investments                             (11,051)                11,456
CHANGE IN NET ASSETS
RESULTING FROM OPERATIONS             7,887,889             17,923,373
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                    (7,898,940)           (17,911,917)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                              851,841,178          1,890,281,389
Net asset value of shares
issued to shareholders in
payment of
distributions declared                  520,217              1,421,172
Cost of shares redeemed            (864,651,783)        (2,009,346,623)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                        (12,290,388)          (117,644,062)
Change in net assets                (12,301,439)          (117,632,606)
NET ASSETS:
Beginning of period                 517,886,671            635,519,277
End of period                    $  505,585,232       $    517,886,671

See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                        SIX  MONTHS
                              ENDED
                        (unaudited)
                            MAY 31,                                           YEAR ENDED NOVEMBER 30,
                               1999            1998               1997               1996               1995                 1994
NET ASSET VALUE,
BEGINNING
OF PERIOD                    $ 1.00          $ 1.00             $ 1.00             $ 1.00             $ 1.00               $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income          0.01            0.03               0.03               0.03               0.04                 0.02
LESS DISTRIBUTIONS:
Distributions from net
investment income             (0.01)          (0.03)             (0.03)             (0.03)             (0.04)               (0.02)
NET ASSET VALUE,
END OF PERIOD                $ 1.00          $ 1.00             $ 1.00             $ 1.00             $ 1.00                $1.00
TOTAL RETURN 1                 1.42%           3.21%              3.31%              3.18%              3.57%                2.43%

RATIOS TO AVERAGE
NET ASSETS:
Expenses                       0.45% 2         0.45%              0.45%              0.45%              0.45%                0.45%
Net investment income          2.81% 2         3.17%              3.25%              3.12%              3.51%                2.38%
SUPPLEMENTAL DATA:
Net assets, end of
period
(000 omitted)               $505,585       $517,887           $635,519           $747,785           $807,369           $1,215,547

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MAY 31, 1999 (UNAUDITED)

ORGANIZATION

Federated Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax while seeking relative stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At November 30, 1998, the Fund, for federal tax purposes, had a capital loss carryforward of $76,421, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR   EXPIRATION AMOUNT
2002                        $11,840
2003                          1,341
2004                         18,018
2005                         14,032
2006                         31,190

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand future. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At May 31, 1999, capital paid-in aggregated $505,607,371. Transactions in shares were as follows:

                                SIX MONTHS               YEAR
                                     ENDED              ENDED
                                   MAY 31,       NOVEMBER 30,
                                      1999               1998
Shares sold                    851,841,178      1,890,281,389
Shares issued to
shareholders in payment of
distributions declared             520,217          1,421,172
Shares redeemed               (864,651,783)    (2,009,346,623)
NET CHANGE RESULTING FROM
SHARE TRANSACTIONS             (12,290,388)      (117,644,062)

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser will waive, to the extent of its advisory fee, the amount, if any, by which the Fund's aggregate annual operating expenses exceed 0.45% of average daily net assets of the Fund.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended May 31, 1999, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $431,145,000 and $347,255,624, respectively.

GENERAL

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

YEAR 2000

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.
NICHOLAS P. CONSTANTAKIS
JOHN F. CUNNINGHAM
LAWRENCE D. ELLIS, M.D.
PETER E. MADDEN
CHARLES F. MANSFIELD, JR.
JOHN E. MURRAY, JR., J.D., S.J.D.
MARJORIE P. SMUTS
JOHN S. WALSH

Officers

JOHN F. DONAHUE
Chairman

GLEN R. JOHNSON
President

J. CHRISTOPHER DONAHUE
Executive Vice President

EDWARD C. GONZALES
Executive Vice President

JOHN W. MCGONIGLE
Executive Vice President and Secretary

RICHARD B. FISHER
Vice President

RICHARD J. THOMAS
Tresurer

LESLIE K. ROSS
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses and other information.

[Graphic]
Federated
World-Class Investment Manager
SEMI-ANNUAL REPORT

Federated Tax-Free Trust

SEMI-ANNUAL REPORT
TO SHAREHOLDERS

MAY 31, 1999

[Graphic]
Federated
Federated Tax-Free Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.FEDERATEDINVESTORS.COM
Federated Securities Corp., Distributor

Cusip 314282104
8070103 (7/99)

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